Document and Entity Information	Oct. 10, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001527469
Document Type	8-K
Document Period End Date	Oct. 10, 2024
Entity Registrant Name	ATHENE HOLDING LTD.
Entity Incorporation State Country Code	DE
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	7700 Mills Civic Pkwy
Entity Address, City or Town	West Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266
City Area Code	515
Local Phone Number	342-4678
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Perpetual Non-Cumulative Preferred Stock, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 6.375% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series C
Trading Symbol	ATHPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preferred Stock, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 7.750% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series E
Trading Symbol	ATHPrE
Security Exchange Name	NYSE
Junior Subordinated Debt [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.250% Fixed-Rate Reset Junior Subordinated Debentures due 2064
Trading Symbol	ATHS
Security Exchange Name	NYSE